Supplement to the currently effective Statement of Additional Information of each of the listed portfolios:

--------------------------------------------------------------------------------

 Scudder Variable Series II

 o  Scudder Aggressive Growth Portfolio                  o  Scudder Technology Growth Portfolio
 o  Scudder Blue Chip Portfolio                          o  Scudder Templeton Foreign Value Portfolio
 o  Scudder Conservative Income Strategy Portfolio       o  Scudder Total Return Portfolio
 o  Scudder Fixed Income Portfolio                       o  SVS Davis Venture Value Portfolio
 o  Scudder Global Blue Chip Portfolio                   o  SVS Dreman Financial Services Portfolio
 o  Scudder Government & Agency Securities Portfolio     o  SVS Dreman High Return Equity Portfolio
 o  Scudder Growth Portfolio                             o  SVS Dreman Small Cap Value Portfolio
 o  Scudder Growth & Income Strategy Portfolio           o  SVS Eagle Focused Large Cap Growth Portfolio
 o  Scudder Growth Strategy Portfolio                    o  SVS Focus Value+Growth Portfolio
 o  Scudder High Income Portfolio                        o  SVS Index 500 Portfolio
 o  Scudder Income & Growth Strategy Portfolio           o  SVS INVESCO Dynamic Growth Portfolio
 o  Scudder International Select Equity Portfolio        o  SVS Janus Growth and Income Portfolio
 o  Scudder Large Cap Value Portfolio                    o  SVS Janus Growth Opportunities Portfolio
 o  Scudder Mercury Large Cap Core Portfolio             o  SVS MFS Strategic Value Portfolio
 o  Scudder Money Market Portfolio                       o  SVS Oak Strategic Equity Portfolio
 o  Scudder Small Cap Growth Portfolio                   o  SVS Turner Mid Cap Growth Portfolio
 o  Scudder Strategic Income Portfolio


The  following  supplements  the  "Investment   Restrictions"  section  of  each
portfolio's Statement of Additional Information:

The Portfolio's complete portfolio holdings as of the end of each calendar month are posted on www.scudder.com ordinarily on the 15th day of the following calendar month, or the first business day thereafter. This posted information generally remains accessible at least until the Portfolio files its Form N-CSR or N-Q with the Securities and Exchange Commission for the period that includes the date as of which the www.scudder.com information is current (expected to be at least three months). The Portfolio does not disseminate nonpublic information about portfolio holdings except in accordance with policies and procedures adopted by the Portfolio.

The Portfolio's procedures permit nonpublic portfolio holdings information to be shared with affiliates of the advisor, subadvisors, custodians, independent registered public accounting firms, securities lending agents and other service providers to the Portfolio who require access to this information to fulfill their duties to the Portfolio, subject to the requirements described below. This information may also be disclosed to certain mutual fund analysts and rating and tracking agencies, such as Lipper, or other entities if the Portfolio has a legitimate business purpose in providing the information sooner than 16 days after month-end or on a more frequent basis, as applicable, subject to the requirements described below.

Prior to any disclosure of the Portfolio's nonpublic portfolio holdings information to the foregoing types of entities or persons, a person authorized by the Portfolio's Trustees must make a good faith determination in light of the facts then known that the Portfolio has a legitimate business purpose for providing the information, that the disclosure is in the best interest of the Portfolio, and that the recipient assents or otherwise has a duty to keep the information confidential and agrees not to disclose, trade or make any investment recommendation based on the information received. Periodic reports regarding these procedures will be provided to the Portfolio's Trustees.

The third paragraph is deleted from the "Purchases and Redemptions" section in the Statement of Additional Information.


               Please Retain This Supplement for Future Reference


February 9, 2005